THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND
           a series of THE 59 WALL STREET FUND, INC. (the Corporation)

                        SUPPLEMENT DATED JUNE 22, 2001 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 2000



The following sentence has been deleted from the section of the Statement of Additional Information captioned "When-Issued and Delayed Delivery Securities":


"Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities."